Fees Summary	Sep. 16, 2024 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 8,949,207,500.00
Previously Paid Amount	0.00
Total Fee Amount	1,320,903.03
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,320,903.03
Narrative - Max Aggregate Offering Price	$ 8,949,207,500.00
Narrative - Max Aggregate Offering Amount | shares	8,949,207,500
Final Prospectus	true